DIVIDENDS ON ORDINARY SHARES (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares (in Pounds)	£ 2,312	£ 2,240	£ 2,288
Final dividend [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in Pounds per share)	£ 0.0225	£ 0.0214	£ 0.0205
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (in Pounds)	£ 1,586	£ 1,523	£ 1,475
Dividends Payable, Date to be Paid	May 27, 2020
Net of Credit for Unclaimed Dividends [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares (in Pounds)			£ 2,284
Lloyds Banking Group Share Incentive Plan [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	6,508,529	5,538,164
HBOS Share Incentive Plan Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	445,625	445,625
Lloyds Banking Group Employee Share Ownernship Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	11,656,155	5,679,119
Lloyds Group Holdings (Jersey) Limited [Member] | Waived rights to all but a nominal amount of one penny [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		42,846